Note 17 - Guarantor Subsidiaries (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Disclosure Text Block Supplement [Abstract]
Condensed Balance Sheet [Table Text Block]
	As of June 30, 2013
	Parent	Guarantor	Non- Guarantor	Eliminations	Consolidated
	(in thousands)
Assets
Cash and cash equivalents	$108,549	$55,453	$132,373	$—	$296,375
Other current assets	15,822	47,956	33,344	5,620	102,742
Properties, plants, and equipment - net	(379)	1,020,770	722,305	—	1,742,696
Intercompany receivable (payable)	515,528	(113,583)	(464,729)	62,784	—
Investments in subsidiaries	1,229,150	—	—	(1,229,150)	—
Other non-current assets	16,596	185,984	13,211	(85,149)	130,642
Total assets	$1,885,266	$1,196,580	$436,504	$(1,245,895)	$2,272,455
Liabilities and Shareholders' Equity
Current liabilities	$27,997	$78,659	$15,289	$(3,890)	$118,055
Long-term debt	490,104	13,622	49	—	503,775
Non-current portion of accrued reclamation	—	93,952	11,510	—	105,462
Non-current deferred tax liability	—	12,859	169,025	(12,854)	169,030
Other non-current liabilities	32,439	8,279	689	—	41,407
Shareholders' equity	1,334,726	989,209	239,942	(1,229,151)	1,334,726
Total liabilities and shareholders' equity	$1,885,266	$1,196,580	$436,504	$(1,245,895)	$2,272,455
	As of December 31, 2012
	Parent	Guarantor	Non- Guarantor	Eliminations	Consolidated
	(in thousands)
Assets
Cash and cash equivalents	$132,266	$57,075	$1,643	$—	$190,984
Other current assets	7,399	65,658	766	18,091	91,914
Properties, plants, and equipment - net	—	991,476	5,183	—	996,659
Intercompany receivable (payable)	113,234	(64,893)	(74,450)	26,109	—
Investments in subsidiaries	918,526	—	—	(918,526)	—
Other non-current assets	3,059	164,913	7,600	(76,839)	98,733
Total assets	$1,174,484	$1,214,229	$(59,258)	$(951,165)	$1,378,290
Liabilities and Shareholders' Equity
Current liabilities	$3,726	$121,221	$1,016	$(30,976)	$94,987
Long-term debt	—	11,875	60	—	11,935
Non-current portion of accrued reclamation	—	92,825	545	—	93,370
Other non-current liabilities	32,807	8,651	252	(1,663)	40,047
Other shareholders' equity	1,137,951	979,657	(61,131)	(918,526)	1,137,951
Total liabilities and shareholders' equity	$1,174,484	$1,214,229	$(59,258)	$(951,165)	$1,378,290

	As of December 31, 2012
	Parent	Guarantor	Non- Guarantor	Eliminations	Consolidated
	(in thousands)
Assets
Cash and cash equivalents	$132,266	$57,075	$1,643	$—	$190,984
Other current assets	7,399	65,658	766	18,091	91,914
Properties, plants, and equipment - net	—	991,476	5,183	—	996,659
Intercompany receivable (payable)	113,234	(64,893)	(74,450)	26,109	—
Investments in subsidiaries	918,526	—	—	(918,526)	—
Other non-current assets	3,059	164,913	7,600	(76,839)	98,733
Total assets	$1,174,484	$1,214,229	$(59,258)	$(951,165)	$1,378,290
Liabilities and Shareholders' Equity
Current liabilities	$3,726	$121,221	$1,016	$(30,976)	$94,987
Long-term debt	—	11,875	60	—	11,935
Non-current portion of accrued reclamation	—	92,825	545	—	93,370
Other non-current liabilities	32,807	8,651	252	(1,663)	40,047
Shareholders' equity	1,137,951	979,657	(61,131)	(918,526)	1,137,951
Total liabilities and shareholders' equity	$1,174,484	$1,214,229	$(59,258)	$(951,165)	$1,378,290
	As of December 31, 2011
	Parent	Guarantor	Non- Guarantor	Eliminations	Consolidated
	(in thousands)
Assets
Cash and cash equivalents	$97,850	$168,433	$180	$—	$266,463
Other current assets	18,177	63,822	1,131	13,151	96,281
Properties, plants, and equipment - net	538	922,502	172	—	923,212
Intercompany receivable (payable)	124,423	(74,026)	(64,200)	13,803	—
Investments in subsidiaries	910,646	—	—	(910,646)	—
Other non-current assets	15,786	149,712	285	(55,649)	110,134
Total assets	$1,167,420	$1,230,443	$(62,432)	$(939,341)	$1,396,090
Liabilities and Shareholders' Equity
Current liabilities	$5,642	$129,958	$411	$(28,695)	$107,316
Long-term debt	—	6,192	73	—	6,265
Non-current portion of accrued reclamation	—	111,303	260	—	111,563
Other non-current liabilities	21,665	8,957	211	—	30,833
Shareholders' equity	1,140,113	974,033	(63,387)	(910,646)	1,140,113
Total liabilities and shareholders' equity	$1,167,420	$1,230,443	$(62,432)	$(939,341)	$1,396,090

Condensed Income Statement [Table Text Block]
	Three Months Ended June 30, 2013
	Parent	Guarantor	Non- Guarantor	Eliminations	Consolidated
	(in thousands)
Revenues	$372	$74,838	$10,120	$—	$85,330
Cost of sales	—	(51,777)	(8,231)	—	(60,008)
Depreciation, depletion, amortization	—	(16,887)	(3,324)	—	(20,211)
General and administrative	(3,993)	(3,137)	(352)	—	(7,482)
Exploration and pre-development	(253)	(8,553)	(1,927)	—	(10,733)
Gain on derivative contracts	6,541	—	—	—	6,541
Aurizon acquisition costs	(14,148)	1,422	(11,080)	—	(23,806)
Equity in losses of subsidiaries	(13,625)	—	—	13,625	—
Other (expense) income	248	3,643	(3,225)	(1,950)	(1,284)
Loss before income taxes	(24,858)	(451)	(18,019)	11,675	(31,653)
Benefit from income taxes	—	211	6,321	263	6,795
Net income (loss)	(24,858)	(240)	(11,698)	11,938	(24,858)
Preferred stock dividends	(138)	—	—	—	(138)
Income (loss) applicable to common shareholders	(24,996)	(240)	(11,698)	11,938	(24,996)
Net income (loss)	(24,858)	(240)	(11,698)	11,938	(24,858)
Changes in comprehensive income (loss)	(1,944)	4,257	(1,425)	(2,832)	(1,944)
Comprehensive income (loss)	$(26,802)	$4,017	$(13,123)	$9,106	$(26,802)
	Six Months Ended June 30, 2013
	Parent	Guarantor	Non- Guarantor	Eliminations	Consolidated
	(in thousands)
Revenues	$2,785	$148,875	$10,120	$—	$161,780
Cost of sales	—	(88,602)	(8,231)	—	(96,833)
Depreciation, depletion, amortization	—	(30,894)	(3,324)	—	(34,218)
General and administrative	(7,465)	(6,547)	(409)	—	(14,421)
Exploration and pre-development	(417)	(16,748)	(4,852)	—	(22,017)
Gain on derivative contracts	28,080	—	—	—	28,080
Aurizon acquisition costs	(14,148)		(11,452)		(25,600)
Equity in losses of subsidiaries	(14,698)	—	—	14,698
Other expense	(7,901)	1,943	(3,957)	—	(9,915)
Income (loss) before income taxes	(13,764)	8,027	(22,105)	14,698	(13,144)
(Provision) benefit from income taxes	—	(5,254)	6,321	(1,687)	(620)
Net income (loss)	(13,764)	2,773	(15,784)	13,011	(13,764)
Preferred stock dividends	(276)	—	—	—	(276)
Income (loss) applicable to common shareholders	(14,040)	2,773	(15,784)	13,011	(14,040)
Net income (loss)	(13,764)	2,773	(15,784)	13,011	(13,764)
Changes in comprehensive income (loss)	(4,775)	3,830	(3,830)	—	(4,775)
Comprehensive income (loss)	$(18,539)	$6,603	$(19,614)	$13,011	$(18,539)
	Three Months Ended June 30, 2012
	Parent	Guarantor	Non- Guarantor	Eliminations	Consolidated
	(in thousands)
Revenues	$869	$66,150	$—	$—	$67,019
Cost of sales	—	(33,172)	—	—	(33,172)
Depreciation, depletion, amortization	—	(9,879)	—	—	(9,879)
General and administrative	(3,089)	(2,455)	17	—	(5,527)
Exploration and pre-development	(268)	(8,272)	(2,077)	—	(10,617)
Gain on derivative contracts	6,171	—	—	—	6,171
Closed operations	—	(1,492)	(743)	—	(2,235)
Equity in loss of subsidiaries	(2,740)	—	—	2,740	—
Other expense	1,581	(7,310)	(653)	(2,161)	(8,543)
Income (loss) before income taxes	2,524	3,570	(3,456)	579	3,217
(Provision) benefit from income taxes	—	(2,854)	—	2,161	(693)
Net income (loss)	2,524	716	(3,456)	2,740	2,524
Preferred stock dividends	(138)	—	—	—	(138)
Income (loss) applicable to common shareholders	2,386	716	(3,456)	2,740	2,386
Net income (loss)	2,524	716	(3,456)	2,740	2,524
Changes in comprehensive income (loss)	586	(764)	(132)	896	(586)
Comprehensive income (loss)	$1,938	$(48)	$(3,588)	$3,636	$1,938
	Six Months Ended June 30, 2012
	Parent	Guarantor	Non- Guarantor	Eliminations	Consolidated
	(in thousands)
Revenues	$(122)	$158,294	$—	$—	$158,172
Cost of sales	—	(66,462)	—	—	(66,462)
Depreciation, depletion, amortization	—	(19,540)	—	—	(19,540)
General and administrative	(5,664)	(4,248)	(116)	—	(10,028)
Exploration and pre-development	(401)	(15,042)	(4,151)	—	(19,594)
Gain on derivative contracts	940	—	—	—	940
Closed operations	—	(2,692)	(1,721)	—	(4,413)
Equity in earnings of subsidiaries	13,847	—	—	(13,847)
Other expense	6,496	(13,269)	(1,426)	(7,772)	(15,971)
Income (loss) before income taxes	15,096	37,041	(7,414)	(21,619)	23,104
(Provision) benefit from income taxes	—	(15,780)	—	7,772	(8,008)
Net income (loss)	15,096	21,261	(7,414)	(13,847)	15,096
Preferred stock dividends	(276)	—	—	—	(276)
Income (loss) applicable to common shareholders	14,820	21,261	(7,414)	(13,847)	14,820
Net income (loss)	15,096	21,261	(7,414)	(13,847)	15,096
Changes in comprehensive income (loss)	(805)	(1,135)	(130)	1,265	(805)
Comprehensive income (loss)	$14,291	$20,126	$(7,544)	$(12,582)	$14,291

	Year Ended December 31, 2012
	Parent	Guarantor	Non- Guarantor	Eliminations	Consolidated
	(in thousands)
Revenues	$(1,346)	$322,489	$—	$—	$321,143
Cost of sales	—	(134,105)	—	—	(134,105)
Depreciation, depletion, amortization	—	(43,522)	—	—	(43,522)
General and administrative	(11,519)	(9,519)	(215)	—	(21,253)
Exploration and pre-development	(1,262)	(38,700)	(9,776)	—	(49,738)
Loss on derivative contracts	(10,457)	—	—	—	(10,457)
Closed operations	—	(2,259)	(2,393)	—	(4,652)
Equity in earnings of subsidiaries	21,246	—	—	(21,246)	—
Other (expense) income	18,292	(27,747)	(3,207)	(20,921)	(33,583)
Income (loss) before income taxes	14,954	66,637	(15,591)	(42,167)	23,833
(Provision) benefit from income taxes	—	(29,802)	—	20,923	(8,879)
Net income (loss)	14,954	36,835	(15,591)	(21,244)	14,954
Preferred stock dividends	(552)	—	—	—	(552)
Income (loss) applicable to common shareholders	14,402	36,835	(15,591)	(21,244)	14,402
Net income (loss)	14,954	36,835	(15,591)	(21,244)	14,954
Changes in comprehensive income (loss)	(420)	(911)	1,438	(527)	(420)
Comprehensive income (loss)	$14,534	$35,924	$(14,153)	$(21,771)	$14,534
	Year Ended December 31, 2011
	Parent	Guarantor	Non- Guarantor	Eliminations	Consolidated
	(in thousands)
Revenues	$7,140	$470,494	$—	$—	$477,634
Cost of sales	—	(165,573)	—	—	(165,573)
Depreciation, depletion, amortization	—	(47,066)	—	—	(47,066)
General and administrative	(10,355)	(7,909)	(276)	—	(18,540)
Exploration and pre-development	(407)	(23,548)	(7,450)	—	(31,405)
Gain on derivative contracts	37,988	—	—	—	37,988
Closed operations	—	(8,961)	(786)	—	(9,747)
Equity in earnings of subsidiaries	254,902	—	—	(254,902)	—
Other (expense) income	(138,104)	4,920	(3,391)	126,426	(10,149)
Income (loss) before income taxes	151,164	222,357	(11,903)	(128,476)	233,142
(Provision) benefit from income taxes	—	44,448	—	(126,426)	(81,978)
Net income (loss)	151,164	266,805	(11,903)	(254,902)	151,164
Preferred stock dividends	(552)	—	—	—	(552)
Income (loss) applicable to common shareholders	150,612	266,805	(11,903)	(254,902)	150,612
Net income (loss)	151,164	266,805	(11,903)	(254,902)	151,164
Changes in comprehensive income (loss)	(8,381)	(3,089)	(679)	3,768	(8,381)
Comprehensive income (loss)	$142,783	$263,716	$(12,582)	$(251,134)	$142,783
	Year Ended December 31, 2010
	Parent	Guarantor	Non- Guarantor	Eliminations	Consolidated
	(in thousands)
Revenues	$(3,033)	$421,846	$—	$—	$418,813
Cost of sales	—	(163,983)	—	—	(163,983)
Depreciation, depletion, amortization	—	(60,011)	—	—	(60,011)
General and administrative	(11,030)	(7,023)	(166)	—	(18,219)
Exploration and pre-development	(916)	(16,249)	(4,440)	—	(21,605)
Loss on derivative contracts	(20,758)	—	—	—	(20,758)
Closed operations	—	(200,458)	(678)	—	(201,136)
Equity in losses of subsidiary	(9,618)	—	—	9,618
Other (expense) income	94,338	7,073	(3,106)	(105,955)	(7,650)
Income (loss) before income taxes	48,983	(18,805)	(8,390)	(96,337)	(74,549)
Benefit from income taxes	—	17,578	—	105,954	123,532
Net income (loss)	48,983	(1,227)	(8,390)	9,617	48,983
Preferred stock dividends	(13,633)	—	—	—	(13,633)
Income (loss) applicable to common shareholders	35,350	(1,227)	(8,390)	9,617	35,350
Net income (loss)	48,983	(1,227)	(8,390)	9,617	48,983
Changes in comprehensive income (loss)	(935)	497	458	(955)	(935)
Comprehensive income (loss)	$48,048	$(730)	$(7,932)	$8,662	$48,048

Condensed Cash Flow Statement [Table Text Block]
	Six Months Ended June 30, 2013
	Parent	Guarantor	Non- Guarantor	Eliminations	Consolidated
	(in thousands)
Cash flows from operating activities	$(7,524)	$54,148	$(36,349)		$10,275
Cash flows from investing activities:
Additions to properties, plants, and equipment	(229)	(54,128)	(5,934)		(60,291)
Acquisition of Aurizon Mines	(498,705)		177,588		(321,117)
Other investing activities, net	—	102	(3,888)	—	(3,786)
Cash flows from financing activities:
Dividends paid to shareholders	(4,553)	—	—		(4,553)
Borrowings on debt	490,000	—	—		490,000
Proceeds from (payments on) debt	—	(3,425)	—		(3,425)
Other financing activity, net	(2,706)	1,681	(687)	—	(1,712)
Changes in cash and cash equivalents	(23,717)	(1,622)	130,730		105,391
Beginning cash and cash equivalents	132,266	57,075	1,643		190,984
Ending cash and cash equivalents	$108,549	$55,453	$132,373		$296,375
	Six Months Ended June 30, 2012
	Parent	Guarantor	Non- Guarantor	Eliminations	Consolidated
	(in thousands)
Cash flows from operating activities	$22,513	$4,681	$(5,773)	$9,819	$31,240
Cash flows from investing activities:
Additions to properties, plants, and equipment	(264)	(50,789)	(482)		(51,535)
Other investing activities, net	—	116	—	—	116
Cash flows from financing activities:
Dividends paid to shareholders	(10,262)	—	—		(10,262)
Proceeds from (payments on) debt	—	(2,486)	(6)		(2,492)
Other financing activity, net	6,467	(3,515)	6,664	(9,819)	(203)
Changes in cash and cash equivalents	18,454	(51,993)	403		(33,136)
Beginning cash and cash equivalents	97,850	168,433	180		266,463
Ending cash and cash equivalents	$116,304	$116,440	$583		$233,327

	Year Ended December 31, 2012
	Parent	Guarantor	Non- Guarantor	Eliminations	Consolidated
	(in thousands)
Cash flows from operating activities	$49,295	$42,957	$(14,296)	$(8,940)	$69,016
Cash flows from investing activities:
Additions to properties, plants, and equipment	(618)	(107,425)	(5,053)	—	(113,096)
Other investing activities, net	(48,815)	891	(5,835)	48,817	(4,942)
Cash flows from financing activities:
Dividends paid to shareholders	(17,673)	—	—	—	(17,673)
Payments on debt	—	(5,878)	(12)	—	(5,890)
Other financing activity	52,227	(41,903)	26,659	(39,877)	(2,894)
Changes in cash and cash equivalents	34,416	(111,358)	1,463	—	(75,479)
Beginning cash and cash equivalents	97,850	168,433	180	—	266,463
Ending cash and cash equivalents	$132,266	$57,075	$1,643	$—	$190,984
	Year Ended December 31, 2011
	Parent	Guarantor	Non- Guarantor	Eliminations	Consolidated
	(in thousands)
Cash flows from operating activities	$105,740	$79,166	$(12,449)	$(102,566)	$69,891
Cash flows from investing activities:
Additions to properties, plants, and equipment	(2)	(87,454)	(90)	—	(87,546)
Other investing activities	(38,356)	(1,659)	1	47,741	7,727
Cash flows from financing activities:
Dividends paid to shareholders	(9,414)	—	—	—	(9,414)
Payments on debt	—	(2,938)	—	—	(2,938)
Other financing activity	(150,118)	88,193	12,237	54,825	5,137
Changes in cash and cash equivalents	(92,150)	75,308	(301)	—	(17,143)
Beginning cash and cash equivalents	190,000	93,125	481	—	283,606
Ending cash and cash equivalents	$97,850	$168,433	$180	$—	$266,463
	Year Ended December 31, 2010
	Parent	Guarantor	Non- Guarantor	Eliminations	Consolidated
	(in thousands)
Cash flows from operating activities	$81,676	$194,716	$(8,579)	$(70,004)	$197,809
Cash flows from investing activities:
Additions to properties, plants, and equipment	(340)	(67,077)	3	—	(67,414)
Other investing activities	(4,019)	1,150	—	5,495	2,626
Cash flows from financing activities:
Dividends paid to shareholders	(4,513)	—	—	—	(4,513)
Proceeds from exercise of stock warrants	53,093				53,093
Payments on debt	—	(1,780)	—	—	(1,780)
Other financing activity	21,135	(95,484)	8,947	64,509	(893)
Changes in cash and cash equivalents	147,032	31,525	371	—	178,928
Beginning cash and cash equivalents	42,968	61,600	110		104,678
Ending cash and cash equivalents	$190,000	$93,125	$481	$—	$283,606